FINANCIAL ASSETS AND LIABILITIES - Classification of financial instruments (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 30,181,703		$ 14,632,924
Credit facilities	13,077,670		55,460,722
Credit facilities
Disclosure of detailed information about financial instruments [line items]
Credit facilities	0		18,209,335
Loan on research and development tax credits and subsidies receivable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 13,393,787
Credit facilities	10,564,590	12,212,405	10,433,572
Nominal Value		$ 13,500,000		$ 2,702,000
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,904,401		5,216,118
Other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	903,356		724,367
Amortized cost | Bank overdraft
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		91,076
Amortized cost | Borrowings | Credit facilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		18,209,335
Amortized cost | Borrowings | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,513,080		26,817,815
Amortized cost | Borrowings | Convertible debt instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		18,866,890
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,343,630		9,413,387
Amortized cost | Common shares, retractable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0		25,855,509
FVTPL | Share warrant obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	106,225,934		31,549,033
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	241,702,030		0
Amortized cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,373,946		8,692,439
Amortized cost | Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,904,401		5,216,118
Amortized cost | Other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 903,356		$ 724,367